Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,260,288	$ 2,220,739
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	97,614	87,730
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	37,130	44,116
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	13,168	15,470
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	23,962	28,646
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	24,997	29,271
At cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,437	19,826
At cost | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	17,715	15,877
At cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,651	17,988
At cost | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	17,715	15,877
At cost | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,786	1,838
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	148,505	94,429
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	25,049	30,890
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,693	24,290
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	7,282	13,394
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,282	23,831
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	7,282	13,394
Financial liabilities designated at fair value | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 411	$ 459